United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
                   Quarterly Schedule of Portfolio Holdings of
                   Registered Management Investment Companies




                                    811-4577

                      (Investment Company Act File Number)


                        Federated Income Securities Trust
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                         (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)






                        Date of Fiscal Year End: 11/30/05


                 Date of Reporting Period: Quarter ended 8/31/05







Item 1.           Schedule of Investments






FEDERATED CAPITAL INCOME FUND
PORTFOLIO OF INVESTMENTS
August 31, 2005 (unaudited)

         Shares                                                                                                           Value

                          COMMON STOCKS--53.1%
                          Consumer Discretionary--4.4%
         42,400           Electrolux AB, ADR, Class B                                                            $      1,902,700
         29,405           Federated Department Stores, Inc.                                                             2,028,398
         30,200           La-Z Boy Chair Co.                                                                             434,578
        100,042           Limited, Inc.                                                                                 2,198,923
         89,700           Mattel, Inc.                                                                                  1,617,291
         38,700           McDonald's Corp.                                                                              1,255,815
         47,600           Newell Rubbermaid, Inc.                                                                       1,115,268
        342,100           Pearson PLC, ADR                                                                              4,180,462
         52,400           Tupperware Corp.                                                                              1,148,608
                               TOTAL                                                                                    15,882,043
                          Consumer Staples--4.9%
         18,600           Albertsons, Inc.                                                                               374,418
         66,300           Altria Group, Inc.                                                                            4,687,410
         43,200           Coca-Cola Co.                                                                                 1,900,800
         8,000            Kimberly-Clark Corp.                                                                           498,560
        143,000           Loews Corp. - Carolina Group                                                                  5,521,230
         10,900           PepsiCo, Inc.                                                                                  597,865
        107,600           Sara Lee Corp.                                                                                2,044,400
         55,800           Unilever PLC, ADR                                                                             2,267,712
                               TOTAL                                                                                    17,892,395
                          Energy--6.5%
         35,300           BP PLC, ADR                                                                                   2,413,814
         32,300           Chevron Corp.                                                                                 1,983,220
        112,500           Exxon Mobil Corp.                                                                             6,738,750
         29,400           Kinder Morgan, Inc.                                                                           2,806,818
         12,900           Norsk Hydro A.S., ADR                                                                         1,384,944
         55,100           Royal Dutch Shell PLC                                                                         3,579,296
         50,000           Tidewater, Inc.                                                                               2,227,000
         19,000           Total  SA, ADR, Class B                                                                       2,504,960
                               TOTAL                                                                                    23,638,802
                          Financials--17.1%
         12,200           Ace, Ltd.                                                                                      541,802
        147,600           Allstate Corp.                                                                                8,296,596
         12,000           BB&T Corp.                                                                                     486,840
         75,534           Bank of America Corp.                                                                         3,250,228
         48,200           Bank of New York Co., Inc.                                                                    1,473,474
         58,300           Barclays PLC, ADR                                                                             2,349,490
         27,600           Capital Federal Financial                                                                      931,776
         7,000            Chubb Corp.                                                                                    608,720
        183,800           Citigroup, Inc.                                                                               8,044,926
         39,900           Comerica, Inc.                                                                                2,413,551
         17,400           Federal Home Loan Mortgage Corp.                                                              1,050,612
         53,000           Friedman, Billings, Ramsey Group, Inc., Class A                                                620,100
         42,600           Gallagher (Arthur J.) & Co.                                                                   1,216,656
         97,000           J.P. Morgan Chase & Co.                                                                       3,287,330
        127,600           Lloyds TSB Group PLC, ADR                                                                     4,256,736
        110,200           MBNA Corp.                                                                                    2,777,040
         56,700           Mellon Financial Corp.                                                                        1,839,915
         37,500           Morgan Stanley                                                                                1,907,625
         74,400           Nationwide Financial Services, Inc., Class A                                                  2,868,864
        183,600           New York Community Bancorp, Inc.                                                              3,227,688
         27,500           PartnerRe Ltd.                                                                                1,669,250
         26,600           RenaissanceRe Holdings Ltd.                                                                   1,205,246
        110,700           Trizec Properties, Inc.                                                                       2,478,573
        132,900           U.S. Bancorp                                                                                  3,883,338
         7,100            UBS AG - U.S. issue                                                                            582,910
         18,600           Wells Fargo & Co.                                                                             1,108,932
                               TOTAL                                                                                    62,378,218
                          Health Care--2.9%
         83,100           GlaxoSmithKline PLC, ADR                                                                      4,048,632
         71,200           Merck & Co., Inc.                                                                             2,009,976
         30,000           Pfizer, Inc.                                                                                   764,100
         86,800           Wyeth                                                                                         3,974,572
                               TOTAL                                                                                    10,797,280
                          Industrials--3.7%
         58,300           BAE Systems PLC, ADR                                                                          1,368,592
        248,100           General Electric Co.                                                                          8,338,641
         22,000           Quebecor World, Inc.                                                                           426,140
         40,800           TNT NV, ADR                                                                                   1,055,088
         8,400            Union Pacific Corp.                                                                            573,468
         68,500           Waste Management, Inc.                                                                        1,878,955
                               TOTAL                                                                                    13,640,884
                          Information Technology--0.3%
         81,000           Nokia Oyj, ADR, Class A                                                                       1,277,370
                          Materials--2.0%
         18,200           Air Products & Chemicals, Inc.                                                                1,008,280
         15,600           Ciba Specialty Chemical AG, ADR                                                                476,892
         33,800           Du Pont (E.I.) de Nemours & Co.                                                               1,337,466
         33,700           Southern Peru Copper Corp.                                                                    1,650,626
        146,900           UPM - Kymmene OY, ADR                                                                         2,945,345
                               TOTAL                                                                                    7,418,609
                          Telecommunication Services--6.2%
        152,100            AT&T Corp.                                                                                   2,993,328
         33,206           Alltel Corp.                                                                                  2,058,440
         45,100           BCE, Inc.                                                                                     1,181,620
         54,700           BellSouth Corp.                                                                               1,438,063
        192,300           Magyar Telekom, ADR                                                                           4,786,347
        149,000           SBC Communications, Inc.                                                                      3,587,920
        191,200           TDC A/S, ADR                                                                                  5,084,008
         83,400           Telstra Corp. Ltd., ADR                                                                       1,479,516
                               TOTAL                                                                                    22,609,242
                          Utilities--5.1%
         17,300           Black Hills Corp.                                                                              720,545
         21,700           Duke Energy Corp.                                                                              629,083
         31,300           Edison International                                                                          1,409,439
        120,900           Energias de Portugal SA, ADR                                                                  3,426,306
         9,300            Equitable Resources, Inc.                                                                      701,220
         50,900           Northeast Utilities Co.                                                                       1,013,928
         92,600           Pinnacle West Capital Corp.                                                                   4,160,518
         40,100           RWE AG, RDC                                                                                   2,689,707
        209,500           Scottish & Southern Energy PLC, ADR                                                           3,715,231
                               TOTAL                                                                                    18,465,977
                               TOTAL COMMON STOCKS (IDENTIFIED COST $166,520,202)                                      194,000,820

                          CORPORATE BONDS--4.7%
                          Basic Industry - Metals & Mining--0.4%
       1,500,000          Placer Dome, Inc., Bond, 8.5%, 12/31/2045                                                     1,568,093
                          Basic Industry - Paper--0.6%
       1,400,000          Louisiana-Pacific Corp., 8.875%, 8/15/2010                                                    1,583,945
        400,000           Westvaco Corp., Sr. Deb., 7.5%, 6/15/2027                                                      467,308
                               TOTAL                                                                                    2,051,253
                          Communications - Media & Cable--0.0%
         50,000           Continental Cablevision, Sr. Deb., 8.875%, 9/15/2005                                            50,062
                          Communications - Media Noncable--0.8%
       1,000,000          British Sky Broadcasting Group PLC, 8.2%, 7/15/2009                                           1,125,290
       1,500,000          News America Holdings, Note, 8.15%, 10/17/2036                                                1,930,363
                               TOTAL                                                                                    3,055,653
                          Communications - Telecom Wirelines--0.4%
       1,500,000          Telecom de Puerto Rico, Note, 6.65%, 5/15/2006                                                1,522,260
                          Consumer Cyclical - Automotive--0.5%
        350,000           General Motors Acceptance, 4.5%, 7/15/2006                                                     347,638
       1,500,000          General Motors Acceptance, 6.875%, 9/15/2011                                                  1,422,183
                               TOTAL                                                                                    1,769,821
                          Consumer Cyclical - Entertainment--0.1%
        500,000           Time Warner, Inc., Deb., 8.11%, 8/15/2006                                                      516,755
                          Consumer Non-Cyclical Tobacco--0.1%
        260,000           Philip Morris, Note, 6.375%, 2/1/2006                                                          262,187
                          Container & Glass Products--0.4%
        360,000           Vicap SA, Sr. Note, Series EXCH, 11.375%, 5/15/2007                                            353,700
        950,000      (1)  Vitro SA, Note, Series 144A, 11.75%, 11/01/2013                                                895,375
                               TOTAL                                                                                    1,249,075
                          Financial Institution - Banking--0.5%
       1,500,000          Corp Andina De Fomento, Bond, 7.375%, 1/18/2011                                               1,701,645
                          Financial Institution - Brokerage--0.4%
       1,500,000          Waddell & Reed Financial, Inc., 7.5%, 1/18/2006                                               1,517,475
                          Financial Institution - Insurance - P&C--0.5%
       2,000,000     (1)  MBIA Global Funding LLC, 2.875%, 11/30/2006                                                   1,961,740
                               TOTAL CORPORATE BONDS (IDENTIFIED COST $17,235,532)                                      17,226,019

                          PREFERRED STOCKS--5.9%
                          Financials--1.7%
         59,300           Chubb Corp., PRIDES, $1.75, Annual Dividend                                                   1,878,624
           13             Federal National Mortgage Association, Conv. Pfd                                              1,232,606
         8,800            Washington Mutual, Inc., Conv. Pfd., $2.69, Annual Dividend                                    467,720
        110,400           XL Capital Ltd., PEPS, $1.63, Annual Dividend                                                 2,534,784
                               TOTAL                                                                                    6,113,734
                          Healthcare--0.9%
        101,800      (1)   Morgan Stanley & Co., Inc, PERCS, Series MCK                                                 3,261,163
                          Information Technology--2.7%
        216,500      (1)   Morgan Stanley & Co., Inc, PERCS, Series CDN                                                 3,289,718
        130,700      (1)   Morgan Stanley & Co., Inc, PERCS, Series DOX                                                 3,341,346
        155,400      (1)   Morgan Stanley & Co., Inc, PERCS, Series CHKP                                                3,441,333
                               TOTAL                                                                                    10,072,397
                          Utilities--0.6%
         53,100           ONEOK, Inc., PEPS, $2.13, Annual Dividend                                                     2,178,693
                               TOTAL PREFERRED STOCKS (IDENTIFIED COST $18,796,627)                                     21,625,987

                          MUTUAL FUNDS--66.4%(2)
       5,646,293          Emerging Markets Fixed Income Core Fund                                                       99,484,382
       3,531,781          Federated Mortgage Core Portfolio                                                             35,635,672
       15,622,950         High Yield Bond Portfolio                                                                    107,329,667
                               TOTAL MUTUAL FUNDS (IDENTIFIED COST $231,091,208)                                       242,449,721

                          REPURCHASE AGREEMENTS--8.3%
       15,148,000         Interest in $1,500,000,000 joint repurchase agreement 3.61%, dated 8/31/2005 under which Bank of America N.A. will repurchase a U.S. Government Agency security with a maturity to 7/1/2035 for $1,500,150,417 on 9/1/2005. The market value of the underlying security at the end of the period was
                          $1,530,000,000.                                                                               15,148,000
       15,000,000         Interest in $4,350,000,000 joint repurchase agreement 3.61%, dated 8/31/2005 under which Barclays Capital, Inc. will repurchase U.S. Government Agency securities with various maturities to 7/15/2032 for $4,350,436,208 on
                          9/1/2005. The market value of the underlying securities at the end of the
                          period was $4,437,445,374.                                                                    15,000,000
                               TOTAL REPURCHASE AGREEMENTS (AT AMORTIZED COST)                                          30,148,000
                               TOTAL INVESTMENTS---138.4%
                          ==============================================================================
                                (IDENTIFIED COST $463,791,569)(3)                                                      505,450,547
                               OTHER ASSETS AND LIABILITIES--NET--(38.4)%                                            (140,369,821)
                               TOTAL NET ASSETS---100%                                                           $     365,080,726

================================================================================
        1 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At August 31, 2005, these securities amounted to $16,190,675 which represents 4.4% of total net assets.
        2  Affiliated companies.
        3 The cost of investments for federal tax purposes amounts to $464,219,649. The net unrealized appreciation of investments for federal tax purposes was $41,230,898. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $48,697,365 and net unrealized depreciation from investments for those securities having an excess of cost over value of $7,466,467.


Note: The categories of investments are shown as a percentage of total net assets at August 31, 2005.

Investment Valuation
Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. Fixed income and listed corporate bonds are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Investments in other open-end regulated investment companies are valued at net asset value. The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of less the 60 days at the time of purchase may be valued at amortized cost. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Securities for which no quotations are readily available or whose values have been affected by a significant event occuring between the close of their primary markets and the closing of the NYSE are valued at the fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission
(SEC), the Fund may invest in Federated Core Trust (Core Trust), which is managed by Federated Investment Management Company, the Fund's adviser. Core Trust is an open-end management company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of High Yield Bond Portfolio, a series of Core Trust, is to seek high current income by investing primarily in a diversified portfolio of lower rated fixed-income securities. The investment objective of Federated Mortgage Core Portfolio, a series of Core Trust, is to seek total return by investing in a diversified portfolio of mortgage-backed fixed-income securities. Federated receives no advisory or administrative fees on behalf of Core Trust. Income distributions from Core Trust are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from Core Trust are declared and paid annually, and are recorded by the Fund as capital gains. A copy of each Fund Investment's financial statements is available on the EDGAR Database on the Securities and Exchange Commission's website www.sec.gov, at the Commission's public reference room in Washington, DC or upon request from the Fund by calling 1-800-341-7400. Income distributions earned by the Fund are recorded as income in the accompanying financial statements and are listed below:

Federated Mortgage Core Portfolio                                       $459,645
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
High Yield Bond Portfolio                                             $2,301,422

The Fund may also invest in Federated Core Trust II (Core Trust II), pursuant to a separate Exemptive Order issued by the SEC. Core Trust II is independently managed by Federated Investment Counseling. Core Trust II is a limited partnership established under the laws of the state of Delaware, on November 13, 2000, registered under the Act, and offered only to registered investment companies and other accredited investors. The investment objective of Emerging Markets Fixed Income Core Fund (EMCORE), a series of Core Trust II, is to achieve total return on assets. Federated receives no advisory or administrative fees on behalf of the Core Trust II. The Fund records daily its proportionate share of income, expenses, unrealized gains and losses from EMCORE. The performance of the Fund is directly affected by the performance of the Portfolio. A copy of EMCORE's financial statements is available on the EDGAR Database on the Securities and Exchange Commission's website www.sec.gov, at the Commission's public reference room in Washington, DC or upon request from the Fund by calling 1-800-341-7400.





The following acronyms are used throughout this portfolio:

ADR               --American Depositary Receipt
PEPS              --Participating Equity Preferred Stock
PERCS             --Preferred Equity Redemption Cumulative Stock
PRIDES            --Preferred Redeemable Increased Dividend Equity Securities


INSERT PORTFOLIO

Item 2.           Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.           Exhibits






SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant        Federated Income Securities Trust

By                /S/ Richard J. Thomas
                      Richard J. Thomas, Principal Financial Officer
                                        (insert name and title)

Date              October 21, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                /S/ J. Christhoper Donahue
                      J. Christopher Donahue, Principal Executive Officer


Date              October 21, 2005


By                /S/ Richard J. Thomas
                      Richard J. Thomas, Principal Financial Officer


Date              October 21, 2005